UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
630 Fifth Avenue
Suite 820
New York, New York 10111

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
630 Fifth Avenue
Suite 820
New York, New York 10111

Registrant’s telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders.

CENTRAL SECURITIES CORPORATION

SEMI-ANNUAL REPORT

JUNE 30, 2010

CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment Company Act of 1940.)

TEN YEAR HISTORICAL DATA

Year	Total net assets	Per Share of Common Stock					Net realized investment gain	Unrealized appreciation of investments
		Net asset value	Net investment income(A)	Dividends(B)	Distributions(B)
1999	$590,655,679	$35.05						$394,282,360
2000	596,289,086	32.94	$.32	$.32	$4.03		$65,921,671	363,263,634
2001	539,839,060	28.54	.18	.22	1.58	*	13,662,612	304,887,640
2002	361,942,568	18.72	.14	.14	1.11		22,869,274	119,501,484
2003	478,959,218	24.32	.09	.11	1.29		24,761,313	229,388,141
2004	529,468,675	26.44	.11	.11	1.21		25,103,157	271,710,179
2005	573,979,905	27.65	.28	.28	1.72		31,669,417	302,381,671
2006	617,167,026	30.05	.36	.58	1.64		36,468,013	351,924,627
2007	644,822,724	30.15	.38	.52	1.88		42,124,417	356,551,394
2008	397,353,061	17.79	.39	.36	2.10		43,582,234	94,752,477
2009	504,029,743	22.32	.29	.33	.32		7,663,021	197,256,447
Six mos. to
June 30, 2010**	499,948,837	22.22	.25	.17	.03		3,596,589	190,046,813

A	-	Excluding gains or losses realized on sale of investments.
B	-	Computed on the basis of the Corporation’s status as a “regulated investment company” for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from net long-term investment gains.
*		Includes a non-taxable return of capital of $.55.
**		Unaudited.

     The Common Stock is listed on the NYSE Amex under the symbol CET. On June 30, 2010, the market quotations were: $18.31 low, $18.51 high and $18.37 last sale.

[ 2 ]

To the Stockholders of
     CENTRAL SECURITIES CORPORATION:

     Financial statements for the six months ended June 30, 2010 reviewed by our independent registered public accounting firm and other pertinent information are submitted herewith.

     Comparative net assets are as follows:

	June 30, 2010 (Unaudited)	December 31, 2009
Net assets	$499,948,837	$504,029,743
Net assets per share of Common Stock	22.22	22.32
Shares of Common Stock outstanding	22,502,416	22,585,259

Comparative operating results are as follows:

	Six months ended June 30,
	2010 (Unaudited)	2009 (Unaudited)
Net investment income	$5,527,889	$3,457,135
Per share of Common Stock	.25 *	.15 *
Net realized gain (loss) on sale of investments	3,596,589	(451,241)
Increase (decrease) in net unrealized appreciation of investments	(7,209,633)	31,889,796
Increase in net assets resulting from operations	1,914,845	34,895,690

*	Based on the average number of Common shares outstanding during the period.

     A distribution of $.20 per share of Common Stock was paid on July 12, 2010 to stockholders of record as of June 25, 2010. Stockholders will be sent a notice concerning the taxability of all 2010 distributions early in 2011.

     During the first six months of 2010, the Corporation repurchased 82,843 shares of its Common Stock at an average price per share of $18.04. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors deem advisable in the best interests of stockholders. Purchases may be made on the NYSE Amex or in private transactions directly with stockholders.

     Stockholders’ inquiries are welcome.

CENTRAL SECURITIES CORPORATION

WILMOT H. KIDD, President
630 Fifth Avenue New York, NY 10111 July 21, 2010

[ 3 ]

TEN LARGEST INVESTMENTS

June 30, 2010
(Unaudited)

	Cost	Value	Percent of Net Assets	Year First Acquired
	(millions)
The Plymouth Rock Company, Inc.	$2.2	$168.0	33.6%	1982
Coherent, Inc.	22.9	28.5	5.7	2007
Agilent Technologies, Inc.	21.9	26.2	5.2	2005
Analog Devices, Inc.	9.4	18.9	3.8	1987
Brady Corporation	2.3	18.7	3.7	1984
Convergys Corporation	24.8	16.7	3.3	1998
The Bank of New York Mellon Corporation	12.2	16.7	3.3	1993
Intel Corporation	2.3	15.8	3.2	1986
Murphy Oil Corporation	1.0	13.9	2.8	1974
Roper Industries, Inc.	4.7	12.9	2.6	2003

DIVERSIFICATION OF INVESTMENTS

June 30, 2010
(Unaudited)

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2010	December 31, 2009*
Common Stocks:
Insurance	2	$2,610,297	$168,455,000	33.7%	30.6%
Technology Hardware and
Equipment	6	84,503,440	80,551,000	16.1	15.2
Diversified Industrial	6	40,829,747	64,081,900	12.8	14.3
Semiconductor	4	26,799,058	49,781,640	10.0	7.9
Energy	7	47,306,303	45,217,600	9.1	9.9
Banking and Finance	4	20,425,228	25,301,137	5.1	4.5
Software and Services	2	38,678,911	24,636,600	4.9	5.3
Other	10	45,209,280	38,384,200	7.6	8.4
Short-Term Investments	1	7,586,444	7,586,444	1.5	3.8

*	Reclassified for comparative purposes.

[ 4 ]

PRINCIPAL PORTFOLIO CHANGES

April 1 to June 30, 2010
(Unaudited)
(Common Stock unless specified otherwise)

	Number of Shares
	Purchased	Sold		Held June 30, 2010
Aerogroup International, Inc.		8,751	(a)	20,000
Analog Devices, Inc.	178,000			678,000
Arbinet Corporation		750,000	(b)	250,000
CEVA, Inc.	303,100			803,100
Dover Corporation		100,000		290,000
Heritage-Crystal Clean, Inc.	300,000			400,000
Murphy Oil Corporation		10,000		280,000
RadiSys Corporation	5,200			1,190,000

(a)	Tender offer.
(b)	Reverse stock split (1 for 4).

[ 5 ]

STATEMENT OF INVESTMENTS
June 30, 2010
(Unaudited)

COMMON STOCKS 99.3%

Shares		Value
	Banking and Finance 5.1%
675,000	The Bank of New York Mellon Corporation	$16,665,750
237,700	Home Federal Bancorp, Inc.	3,002,151
100,000	JPMorgan Chase & Co.	3,661,000
310,100	NewStar Financial, Inc. (a)	1,972,236

		25,301,137

	Commercial Services 0.6%
400,000	Heritage-Crystal Clean, Inc. (a)	3,220,000

	Diversified Industrial 12.8%
750,000	Brady Corporation Class A	18,690,000
200,000	Carlisle Companies Inc.	7,226,000
290,000	Dover Corporation	12,119,100
200,000	General Electric Company	2,884,000
100,000	Precision Castparts Corporation	10,292,000
230,000	Roper Industries, Inc.	12,870,800

		64,081,900

	Energy 9.1%
100,000	Cenovus Energy Inc.	2,579,000
200,000	Devon Energy Corporation	12,184,000
100,000	EnCana Corporation	3,034,000
2,000,000	GeoMet, Inc. (a)(b)	2,280,000
660,000	McMoRan Exploration Co. (a)	7,332,600
280,000	Murphy Oil Corporation	13,874,000
200,000	Nexen Inc.	3,934,000

		45,217,600

	Health Care 3.2%
120,000	Abbott Laboratories	5,613,600
100,000	Johnson & Johnson	5,906,000
100,000	Medtronic, Inc.	3,627,000
260,000	Vical Inc. (a)	806,000

		15,952,600

	Insurance 33.7%
10,000	Erie Indemnity Co. Class A	455,000
70,000	The Plymouth Rock Company, Inc.
	Class A (b)(c)	168,000,000

		168,455,000

	Retailing 1.3%
20,000	Aerogroup International, Inc. (a)(c)	455,000
230,000	Walgreen Co.	6,141,000

		6,596,000

[ 6 ]

Shares		Value
	Semiconductor 10.0%
678,000	Analog Devices, Inc.	$18,889,080
803,100	CEVA, Inc. (a)	10,119,060
810,000	Intel Corporation	15,754,500
300,000	Maxim Integrated Products, Inc.	5,019,000

		49,781,640

	Software and Services 4.9%
1,700,000	Convergys Corporation (a)	16,677,000
990,000	Xerox Corporation	7,959,600

		24,636,600

	Technology Hardware and Equipment 16.1%
920,000	Agilent Technologies, Inc. (a)	26,155,600
831,000	Coherent, Inc. (a)	28,503,300
630,000	Flextronics International Ltd. (a)	3,528,000
350,000	Motorola, Inc. (a)	2,282,000
1,190,000	RadiSys Corporation (a)	11,328,800
3,230,000	Sonus Networks, Inc. (a)	8,753,300

		80,551,000

	Telecommunication Services 2.5%
250,000	Arbinet Corporation (a)	1,990,000
200,000	AT&T Inc.	4,838,000
280,000	Vodafone Group Plc	5,787,600

		12,615,600

	Total Common Stocks
	(cost $306,362,264)(d)	496,409,077

	SHORT-TERM INVESTMENTS 1.5%

	Money Market Fund 1.5%
7,586,444	Fidelity Institutional Money Market
	Government Portfolio (cost $7,586,444)(d)	7,586,444

	Total Investments (cost $313,948,708)(d) (100.8%)	503,995,521
	Cash, receivables and other assets
	less liabilities (.8%)	(4,046,684)

	Net Assets (100%)	$499,948,837

(a)	Non-dividend paying.
(b)	Affiliate as defined in the Investment Company Act of 1940.
(c)	Valued based on Level 3 inputs – see Note 3.
(d)	Aggregate cost for Federal tax purposes is substantially the same.

See accompanying notes to financial statements.

[ 7 ]

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010
(Unaudited)

ASSETS:
Investments:
General portfolio securities at market value
(cost $290,503,346)	$326,129,077
Securities of affiliated companies (cost $15,858,918)
(Notes 6 and 7)	170,280,000
Short-term investments (cost $7,586,444)	7,586,444	$503,995,521

Cash, receivables and other assets:
Cash	150,847
Dividends and interest receivable	292,239
Office equipment and leasehold improvements, net	166,113
Other assets	111,320	720,519

Total Assets		504,716,040

LIABILITIES:
Dividend payable	4,501,143
Payable for securities purchased	96,651
Accrued expenses and reserves	169,409

Total Liabilities		4,767,203

NET ASSETS		$499,948,837

NET ASSETS are represented by:
Common Stock $1 par value: authorized
30,000,000 shares; issued 22,595,859 (Note 3)		$22,595,859
Surplus:
Paid-in	$283,556,378
Undistributed net gain on sales of investments	3,596,589
Undistributed net investment income	1,838,859	288,991,826

Net unrealized appreciation of investments		190,046,813
Treasury stock, at cost (93,443 shares of Common Stock)
(Note 3)		(1,685,661)

NET ASSETS		$499,948,837

NET ASSET VALUE PER COMMON SHARE
(22,502,416 shares outstanding)		$22.22

See accompanying notes to financial statements.

[ 8 ]

STATEMENT OF OPERATIONS

For the six months ended June 30, 2010
(Unaudited)

INVESTMENT INCOME
Income:
Dividends from affiliated companies (Note 6)	$4,764,200
Dividends from unaffiliated companies (net of
foreign withholding taxes of $14,798)	2,419,616
Interest	4,420	$7,188,236

Expenses:
Investment research	391,618
Administration and operations	623,775
Occupancy and office operating expenses	252,592
Directors’ fees	76,750
Franchise and miscellaneous taxes	62,933
Legal, auditing and tax preparation fees	51,745
Software and information services	50,454
Stockholder communications and meetings	43,375
Travel and related expenses	30,817
Transfer agent, registrar and custodian fees and expenses	29,909
Miscellaneous	46,379	1,660,347

Net investment income		5,527,889

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain from investment transactions	3,596,589
Net decrease in unrealized appreciation of investments	(7,209,633)

Net loss on investments		(3,613,044)

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS		$1,914,845

See accompanying notes to financial statements.

[ 9 ]

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2010
and the year ended December 31, 2009

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
FROM OPERATIONS:
Net investment income	$5,527,889	$6,378,588
Net realized gain from investment transactions	3,596,589	7,663,021
Net increase (decrease) in unrealized
appreciation of investments	(7,209,633)	102,503,970

Increase in net assets resulting
from operations	1,914,845	116,545,579

DISTRIBUTIONS TO STOCKHOLDERS FROM:
Net investment income	(3,743,904)	(7,291,046)
Net realized gain from investment transactions	(757,239)	(7,189,387)

Decrease in net assets from distributions	(4,501,143)	(14,480,433)

FROM CAPITAL SHARE TRANSACTIONS: (Note 3)
Distribution to stockholders reinvested in Common Stock	—	5,486,120
Cost of Treasury shares purchased	(1,494,608)	(874,584)

Increase (decrease) in net assets from capital
share transactions	(1,494,608)	4,611,536

Total increase (decrease) in net assets	(4,080,906)	106,676,682
NET ASSETS:
Beginning of period	504,029,743	397,353,061

End of period (including undistributed net investment income
of $1,838,859 and $54,874, respectively)	$499,948,837	$504,029,743

See accompanying notes to financial statements.

[ 10 ]

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2010
(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations		$1,914,845
Adjustments to net increase in net assets
from operations:
Purchase of securities	$(21,997,789)
Proceeds from securities sold	6,669,266
Net sales of short-term investments	11,474,158
Net realized gain from investment transactions	(3,596,589)
Decrease in unrealized appreciation of investments	7,209,633
Depreciation and amortization	25,668
Changes in operating assets and liabilities:
Increase in dividends and interest receivable	(94,425)
Increase in other assets	(32,730)
Increase in payable for securities purchased	35,672
Decrease in accrued expenses and reserves	(194,271)

Total adjustments		(501,407)

Net cash provided by operating activities		1,413,438

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury shares purchased	(1,543,533)

Cash flows used in financing activities		(1,543,533)

Net decrease in cash		(130,095)
Cash at beginning of period		280,942

Cash at end of period		$150,847

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Non-cash financing activities not included herein consist of:
Dividends payable at end of period	$4,501,143
Payable for Treasury shares purchased	$60,979

See accompanying notes to financial statements.

[ 11 ]

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

     1. Significant Accounting Policies — Central Securities Corporation (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Security Valuation — Marketable securities are valued at the last or closing sale price or, if unavailable, at the closing bid price. Investments in money market funds are valued at net asset value per share. Other short-term investments are valued at amortized cost, which approximates market value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

Federal Income Taxes — It is the Corporation’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. In addition, management has analyzed positions taken on the Corporation’s tax returns and has determined that no provision for income taxes is required in the accompanying financial statements. The Corporation’s Federal income tax returns for the current and previous three fiscal years remain subject to examination by the Internal Revenue Service.

Use of Estimates — The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported. Actual results may differ from such estimates.

Other — Security transactions are accounted for as of the trade date, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date. Interest income is accrued daily.

     2. Fair Value Measurements — The Corporation’s investments are categorized below in three broad hierarchical levels based on market price observability as follows:

  Level 1 — Quoted prices in active markets for identical investments. The Corporation’s Level 1 investments consist of securities listed on a national securities exchange and money market funds;

  Level 2 — Other significant observable data obtained from independent sources; for example quoted prices for similar investments or the use of models or other valuation methodologies such as amortized cost for certain short-term investments;

  Level 3 — Significant unobservable inputs including the Corporation’s own assumptions based upon the best information available. Investments categorized as Level 3 include securities in which there is little, if any, market activity. The Corporation’s Level 3 investments consist of The Plymouth Rock Company, Inc. and Aerogroup International, Inc.

     The designated Level for a security is not necessarily an indication of the risk associated with investing in that security.

[ 12 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     The Corporation’s investments as of June 30, 2010 are classified as follows:

Valuation Inputs	Investments in Securities
Level 1	$335,540,521
Level 2	—
Level 3	168,455,000

Total	$503,995,521

     No investments were transferred between Levels 1, 2 or 3 during the six months ended June 30, 2010. The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2009	$154,324,886
Net realized gains and change in unrealized
appreciation of investments included in net
increase in net assets resulting from operations	14,329,199
Sales	(199,085)

Balance as of June 30, 2010	$168,455,000

     The change in unrealized appreciation of Level 3 investments held at June 30, 2010 included in the above table was $14,229,000.

     The Corporation’s Level 3 investments are valued by the Board of Directors. These valuations are primarily based on comparable company valuation analysis, a discounted future cash flow model and/or a review of independent appraisals. Consideration is also given to corporate governance, marketability, recent private transactions, company and industry outlooks and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

     3. Common Stock — The Corporation purchased 82,843 shares of its Common Stock in the first six months of 2010 at an average price of $18.04 per share, representing an average discount from net asset value of 19.0%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

     4. Investment Transactions — The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2010, excluding short-term investments, were $21,997,789 and $6,669,266, respectively.

     As of June 30, 2010, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $248,235,161 and $58,188,348, respectively.

[ 13 ]

NOTES TO FINANCIAL STATEMENTS — continued (unaudited)

     5. Operating Expenses — The aggregate remuneration paid during the six months ended June 30, 2010 to officers and directors amounted to $770,083, of which $76,750 was paid as fees to directors who were not officers. Employees also participate in a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant’s benefits vest after three years of employment. No contributions were made to the plan for the six months ended June 30, 2010.

     6. Affiliates — The Plymouth Rock Company, Inc. and GeoMet, Inc., are affiliates as defined in the Investment Company Act of 1940. During the six months ended June 30, 2010, the Corporation received dividends of $4,764,200 from Plymouth Rock. Unrealized appreciation related to affiliates increased by $13,360,000 for the six months ended June 30, 2010 to $154,421,082. The President of the Corporation is a director of Plymouth Rock.

     7. Restricted Securities — The Corporation from time to time invests in securities the resale of which is restricted. The Corporation does not have the right to demand registration of the restricted securities. On June 30, 2010, such investments had an aggregate value of $168,455,000, which was equal to 33.7% of the Corporation’s net assets. Investments in restricted securities at June 30, 2010, including acquisition dates and cost, were:

Company	Shares	Security	Date Acquired	Cost
Aerogroup International, Inc.	20,000	Common Stock	6/14/05	$ 11,965
The Plymouth Rock Company, Inc.	60,000	Class A Stock	12/15/82	1,500,000
The Plymouth Rock Company, Inc.	10,000	Class A Stock	6/9/84	699,986

     8. Operating Lease Commitment — The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of approximately $1.4 million as of June 30, 2010. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease are $170,903 remaining for 2010, $341,806 annually in 2011-2013 and $170,903 in 2014.

     9. Bank Line of Credit — Effective May 3, 2010, the Corporation entered into a $25 million uncommitted, secured revolving line of credit with UMB Bank, n.a. (“UMB”), the Corporation’s custodian. All borrowings are payable at any time by demand of UMB. Interest on any borrowings is payable monthly at a rate based on the federal funds rate. The Corporation had no borrowings during the period ended June 30, 2010.

[ 14 ]

FINANCIAL HIGHLIGHTS

     The following table shows per share operating performance data, total returns, ratios and supplemental data for the six months ended June 30, 2010 and each year in the five-year period ended December 31, 2009. This information has been derived from information contained in the financial statements and market price data for the Corporation’s shares.

     The Corporation’s total returns reflect changes in market price or net asset value, as applicable, and assume reinvestment of all distributions. Distributions that are payable only in cash are assumed to be reinvested at the market price or net asset value, as applicable, on the payable date of the distribution or on the last day of the period if the payable date occurs after period-end. Distributions that may be taken in shares are assumed to be reinvested at the price designated by the Corporation.

	Six Months Ended June 30, 2010 (Unaudited)		2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$22.32		$17.79	$30.15	$30.05	$27.65	$26.44

Net investment income*	.25		.29	.39	.38	.36	.28
Net realized and unrealized gain (loss)
on securities*	(.15)		4.89	(10.29)	2.12	4.26	2.93

Total from investment
operations	.10		5.18	(9.90)	2.50	4.62	3.21

Less:
Dividends from net investment income	.17		.33	.36	.37	.36	.28
Distributions from capital gains	.03		.32	2.10	2.03	1.86	1.72

Total distributions	.20		.65	2.46	2.40	2.22	2.00

Net asset value, end of period	$22.22		$22.32	$17.79	$30.15	$30.05	$27.65

Per share market value, end of period.	$18.37		$17.98	$14.40	$26.84	$26.65	$23.80
Total investment return, market(%)	2.88		26.97	(39.63)	9.86	21.31	14.04
Total investment return, NAV(%)	.45		30.15	(32.66)	9.35	18.55	13.75
Ratios/Supplemental Data:
Net assets, end of period(000)	$499,949		$504,030	$397,353	$644,823	$617,167	$573,980
Ratio of expenses to average net
assets(%)	.64	†	.91	.66	.59	.53	.54
Ratio of net investment income to
average net assets(%)	2.14	†	1.49	1.43	1.21	1.23	1.02
Portfolio turnover rate(%)	1.32		7.94	11.04	19.58	17.55	15.83

*	Based on the average number of shares outstanding during the period.
†	Annualized, not necessarily indicative of full year ratio.

See accompanying notes to financial statements.

[ 15 ]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
    CENTRAL SECURITIES CORPORATION

     We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2010, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended June 30, 2010. These interim financial statements and financial highlights are the responsibility of Central Securities Corporation’s management.

     We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

     We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2009 and financial highlights for each of the years in the five-year period ended December 31, 2009, and in our report dated February 2, 2010 we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

KPMG LLP

New York, NY July 21, 2010

[ 16 ]

OTHER STOCKHOLDER INFORMATION

Direct Registration

     The Corporation utilizes direct registration, a system that allows for book-entry ownership and the electronic transfer of the Corporation’s shares. Stockholders may find direct registration a convenient way of managing their investment. Stockholders wishing certificates may request them.

     A pamphlet which describes the features and benefits of direct registration, including the ability of shareholders to deposit certificates with our transfer agent, can be obtained by calling Computershare Trust Company at 1-800-756-8200, calling the Corporation at 1-866-593-2507 or visiting our website: www.centralsecurities.com under Contact Us.

Proxy Voting Policies and Procedures

     The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities and the Corporation’s proxy voting record for the twelve-month period ended June 30, 2010 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation’s website at www.centralsecurities.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

[ 17 ]

Quarterly Portfolio Information

     The Corporation files its complete schedule of portfolio holdings with the SEC for the first and the third quarter of each fiscal year on Form N-Q. The Corporation’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Meeting of Stockholders

     The annual meeting of stockholders of the Corporation was held on March 10, 2010. At the meeting, all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock:

	In Favor	Withheld
Simms C. Browning	19,658,513	1,058,708
Donald G. Calder	19,847,437	869,784
David C. Colander	19,664,673	1,052,548
Jay R. Inglis	19,642,818	1,074,403
Wilmot H. Kidd	19,821,101	896,120
C. Carter Walker, Jr.	19,833,872	883,349

     In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2010 was ratified by the following vote of the holders of the Common Stock:

In Favor	Against	Abstain
20,568,045	81,632	67,544

[ 18 ]

BOARD OF DIRECTORS

Wilmot H. Kidd, Chairman
Jay R. Inglis, Lead Independent Director
Simms C. Browning
Donald G. Calder
David C. Colander
C. Carter Walker, Jr.

OFFICERS

Wilmot H. Kidd, President
Marlene A. Krumholz, Vice President and Secretary
Lawrence P. Vogel, Vice President and Treasurer

OFFICE

630 Fifth Avenue
New York, NY 10111
212-698-2020
866-593-2507 (toll-free)
www.centralsecurities.com

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.
P.O. Box 43069, Providence, RI 02940-3069
800-756-8200
www.computershare.com

CUSTODIAN

UMB Bank, n.a.
Kansas City, MO

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
New York, NY

[ 19 ]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6. Investments.

(a) Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 (January 1 through January 31)	7,400	$17.70	NA	NA
Month #2 (February 1 through February 28)	49,843	$17.72	NA	NA
Month #3 (March 1 through March 31)	0	NA	NA	NA
Month #4 (April 1 through April 30)	0	NA	NA	NA
Month #5 (May 1 through May 31)	11,800	$18.85	NA	NA
Month #6 (June 1 through June 30)	13,800	$18.67	NA	NA
Total	82,843	$18.04	NA	NA

Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since such procedures were last described in the Corporation’s proxy statement dated February 5, 2010.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the “Corporation”) have concluded that the Corporation’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the Corporation’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Corporation’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(b) Certifications of the principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By: /s/ Wilmot H. Kidd
Wilmot H. Kidd
President

July 29, 2010
Date

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By: /s/ Wilmot H. Kidd
Wilmot H. Kidd
President

July 29, 2010
Date

By: /s/ Lawrence P. Vogel
Lawrence P. Vogel
Vice President & Treasurer

July 29, 2010
Date